Debentures (Tables)	12 Months Ended
Dec. 31, 2025
Debentures Tables [Abstract]
Schedule of payments of interest and principal to debenture holders	Payments of interest and principal are made to debenture holders on a quarterly basis on the first business day following the end of a calendar quarter, at the Company's option either in cash or Common Shares.

	As at
	December 31, 2025	December 31, 2024
Principal balance	32,685	35,257
Discount	(1,501)	(701)
	31,184	34,556
Interest payable	702	731
	31,886	35,287

Schedule Of Credit Facility Debenture Cash Or Common Share

	As at
	December 31, 2025	December 31, 2024
Balance, beginning of the period	35,287	36,783
Principal repayments	(2,333)	(2,192)
Discount accretion	553	687
Modification	(1,345)	(364)
Other	(276)	373
Balance, end of the period	31,886	35,287

Schedule of contractual repayment dates

The debenture principal repayment dates, after giving effect to the subordination agreement referenced above, are as follows:

	Principal component of quarterly payment	Principal due on maturity	Total
2026	2,249	—	2,249
2027	2,434	—	2,434
2028	2,635	—	2,635
2029	662	24,705	25,367
	7,980	24,705	32,685